Consolidated Statements of Changes in Equity (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2022 ₨ / shares shares	Mar. 31, 2020 ₨ / shares shares
Face value of treasury shares	₨ 1		₨ 1	₨ 1
Increase of loan amout due to revision of terms	₨ 5,802	$ 79
Shareholder [Member]
Loans given	3,364	46
Decrease of loan amount due to subsequent modification	₨ 3,805	$ 52
Treasury shares [member] | Vedanta Limited Employee Stock Option Scheme 2016 [member]
Number of treasury shares | shares	12,193,159		8,693,406	14,378,261
Face value of treasury shares	₨ 1		₨ 1	₨ 1